PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed statements of financial position

Condensed statements of financial position (in millions of Russian Rubles)

	December 31,	December 31,
	2022	2021

Assets
Non-current assets
Investments in subsidiaries	7,522	5,256
Total non-current assets	7,522	5,256

Current assets
Trade and other receivables	10	280
Loans receivable	10	616
Cash and cash equivalents	680	1,575
Total current assets	700	2,471
Total assets	8,222	7,727

Equity and liabilities
Equity
Share capital	2	2
Share premium	7,702	7,614
Equity-settled employee benefits reserves	648	110
Accumulated losses	(362)	(417)
Total equity	7,990	7,309

Liabilities
Non-current liabilities
Trade and other payables	—	27
Total non-current liabilities	—	27

Current liabilities
Trade and other payables	230	391
Current tax liabilities	2	—
Total current liabilities	232	391
Total liabilities	232	418
Total liabilities and equity	8,222	7,727

Condensed statements of profit or loss and other comprehensive income

Condensed statements of profit or loss and other comprehensive income (in millions of Russian Rubles)

	2022	2021	2020

Loan interest income	3	1	—

Other operating income	47	5	—
Administration expenses	(260)	(458)	(2)
Net impairment profit / (loss) of financial and contract assets	12	(14)	—
Other operating expenses	(14)	—	—

Operating loss	(212)	(466)	(2)
Net finance income	269	55	—
Profit / (loss) before income tax	57	(411)	(2)
Income tax expense	(2)	—	—
Net profit / (loss) for the year	55	(411)	(2)
Total comprehensive income / (loss) for the year	55	(411)	(2)

Condensed statements of cash flows

Condensed statements of cash flows (in millions of Russian Rubles)

	2022	2021	2020

Net cash used in operating activities	(130)	(2,431)	(1)
Net cash used in investing activities	(1,062)	(2,615)	(558)
Net cash generated from financing activities	—	6,519	—

Net (decrease) / increase in cash and cash equivalents	(1,192)	1,473	(559)
Cash and cash equivalents at the beginning of the year	1,575	2	561
Effect of exchange rate fluctuations on cash held	285	114	—
(Reversal of impairment) / impairment charge on cash and cash equivalents	12	(14)	—
Cash and cash equivalents at the end of the year	680	1,575	2